Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 1,221,701	$ 7,705,773
Equipment and furnishings, less accumulated depreciation of $422,965 and $416,798, respectively	29,829	20,111
Patents, net of amortization of $6,789,497 and $6,118,377, respectively	4,925,948	5,597,068
Other assets	27,000	27,000
Total Assets	6,204,478	13,349,952
Current Liabilities
Accounts payable - trade	243,435	101,102
Accrued consulting expense	61,283	71,000
Other accrued expenses	206,706	90,622
Total Current Liabilities	511,424	262,724
Long-Term Liability
Warrant liability	1,299,570	3,067,488
Total Liabilities	1,810,994	3,330,212
Stockholders' Equity
Preferred stock; par value $.001 per share; 25,000,000 shares authorized; 2,478,185 and 3,531,665 shares issued and outstanding, respectively; liquidation preference $0.75 per share (in aggregate $1,896,117 and $2,702,134, respectively)	2,478	3,531
Common stock; par value $.001 per share; 200,000,000 shares authorized; 118,427,925 and 110,596,798 shares issued and outstanding, respectively	118,428	110,597
Paid-in capital	122,625,654	115,690,334
Deficit accumulated during the development stage	(118,353,076)	(105,784,722)
Total Stockholders' Equity	4,393,484	10,019,740
Total Liabilities and Stockholders' Equity	$ 6,204,478	$ 13,349,952